SCHEDULE OF CAPITALIZED SOFTWARE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Capitalized Software
Capitalized software	$ 3,178,850	$ 2,548,817
Accumulated amortization	(2,428,995)	(2,203,548)
Net carrying amount	749,855	345,269
Capitalized software in-process		245,733
Capitalized software, net	$ 749,855	$ 591,002